Net Capital Requirements	12 Months Ended
Dec. 31, 2013
Regulated Operations [Abstract]
Net Capital Requirements
Net Capital Requirements
The Company’s broker-dealers are subject to the SEC Uniform Net Capital Rule 15c3-1. SEC Uniform Net Capital Rule 15c3-1 requires the maintenance of the greater of the minimum dollar amount of net capital required, which is based on the nature of the broker-dealer’s business, or 1/15th of aggregate indebtedness, as defined, and requires that the ratio of aggregate indebtedness to net capital, both as defined, not exceed 15 to 1. Certain of the Company’s broker-dealers have elected to use the alternative method of computing net capital which requires the maintenance of minimum net capital of $250,000. The table below provides the net capital requirements for those broker-dealers which were either under the control of the Company or under common control as of December 31, 2013 and December 31, 2012 (in thousands, except ratios).

	December 31, 2013	December 31, 2012
Realty Capital Securities:
Net capital	$25,627	$3,420
Required net capital	1,294	700
Net capital in excess of required net capital	$24,333	$2,720
Aggregate indebtedness to net capital ratio	0.76 to 1	3.07 to 1
First Allied Securities, Inc. (alternative method)(2):
Net capital	$4,777
Required net capital	250
Net capital in excess of required net capital	$4,527
Net capital as a percentage of aggregate debit items evaluation	in compliance(1)
Legend Equities Corporation(2):
Net capital	$2,684
Required net capital	224
Net capital in excess of required net capital	$2,460
Aggregate indebtedness to net capital ratio	1.25 to 1
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(1) The entity was determined to be in compliance as of the date stated as its net capital was in excess of the minimum $250,000.
(2) The entity was not under the control of, or under common control with, the Company as of December 31, 2012.